Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
April 30, 2025
RW42-NPRT3-0625
1.867278.117
Bond Funds - 56.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	376,718	3,763,418
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	453,551	3,474,204
Fidelity Series Corporate Bond Fund (a)	394,140	3,653,681
Fidelity Series Emerging Markets Debt Fund (a)	38,228	300,856
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,924	82,014
Fidelity Series Floating Rate High Income Fund (a)	6,348	55,482
Fidelity Series Government Bond Index Fund (a)	653,152	6,022,059
Fidelity Series High Income Fund (a)	6,522	55,436
Fidelity Series International Credit Fund (a)	1,679	14,040
Fidelity Series International Developed Markets Bond Index Fund (a)	316,267	2,754,682
Fidelity Series Investment Grade Bond Fund (a)	563,097	5,670,383
Fidelity Series Investment Grade Securitized Fund (a)	395,786	3,546,246
Fidelity Series Long-Term Treasury Bond Index Fund (a)	417,933	2,273,557
Fidelity Series Real Estate Income Fund (a)	5,547	55,419
TOTAL BOND FUNDS (Cost $34,634,797)		31,721,477

Domestic Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	147,872	2,570,011
Fidelity Series Commodity Strategy Fund (a)	1,368	121,904
Fidelity Series Large Cap Growth Index Fund (a)	71,187	1,657,233
Fidelity Series Large Cap Stock Fund (a)	68,693	1,537,360
Fidelity Series Large Cap Value Index Fund (a)	193,743	3,121,194
Fidelity Series Small Cap Core Fund (a)	66,484	698,745
Fidelity Series Small Cap Opportunities Fund (a)	23,968	316,379
Fidelity Series Value Discovery Fund (a)	72,906	1,117,644
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,567,605)		11,140,470

International Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	46,121	773,450
Fidelity Series Emerging Markets Fund (a)	75,737	692,239
Fidelity Series Emerging Markets Opportunities Fund (a)	145,506	2,780,627
Fidelity Series International Growth Fund (a)	109,958	2,021,028
Fidelity Series International Index Fund (a)	56,895	757,840
Fidelity Series International Small Cap Fund (a)	42,784	756,422
Fidelity Series International Value Fund (a)	141,913	1,999,556
Fidelity Series Overseas Fund (a)	134,212	2,010,499
Fidelity Series Select International Small Cap Fund (a)	3,480	42,181
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,601,453)		11,833,842

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	268	2,702
Fidelity Series Treasury Bill Index Fund (a)	75,575	751,972
TOTAL SHORT-TERM FUNDS (Cost $754,570)		754,674

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $321,542)	4.41	321,542	321,541

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $53,879,967)	55,772,004
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,086)
NET ASSETS - 100.0%	55,752,918

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,516,684	1,501,273	1,367,022	83,181	(9,336)	121,819	3,763,418	376,718
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,313,197	1,036,691	838,309	92,897	(61,606)	24,231	3,474,204	453,551
Fidelity Series Blue Chip Growth Fund	2,424,215	1,273,484	881,487	223,020	(36,461)	(209,740)	2,570,011	147,872
Fidelity Series Canada Fund	662,126	247,184	182,338	20,196	285	46,193	773,450	46,121
Fidelity Series Commodity Strategy Fund	423,833	38,208	332,609	13,669	(131,652)	124,124	121,904	1,368
Fidelity Series Corporate Bond Fund	3,334,192	1,155,594	809,401	119,509	(26,996)	292	3,653,681	394,140
Fidelity Series Emerging Markets Debt Fund	264,474	79,242	40,936	11,835	(66)	(1,858)	300,856	38,228
Fidelity Series Emerging Markets Debt Local Currency Fund	81,492	18,463	19,404	3,559	(1,158)	2,621	82,014	8,924
Fidelity Series Emerging Markets Fund	796,934	268,890	367,354	21,019	(5,753)	(478)	692,239	75,737
Fidelity Series Emerging Markets Opportunities Fund	3,191,434	1,095,499	1,541,142	63,046	(17,322)	52,158	2,780,627	145,506
Fidelity Series Floating Rate High Income Fund	50,018	17,098	10,149	3,403	(37)	(1,448)	55,482	6,348
Fidelity Series Government Bond Index Fund	5,164,822	2,094,792	1,254,739	145,726	(20,091)	37,275	6,022,059	653,152
Fidelity Series Government Money Market Fund	7,641	366,836	52,936	1,013	-	-	321,541	321,542
Fidelity Series High Income Fund	271,205	35,666	255,638	7,778	(17,680)	21,883	55,436	6,522
Fidelity Series International Credit Fund	13,290	522	-	522	-	228	14,040	1,679
Fidelity Series International Developed Markets Bond Index Fund	1,985,188	1,168,098	392,741	63,616	(1,358)	(4,505)	2,754,682	316,267
Fidelity Series International Growth Fund	1,660,164	770,677	413,183	63,335	2,843	527	2,021,028	109,958
Fidelity Series International Index Fund	624,615	270,328	175,789	17,319	2,235	36,451	757,840	56,895
Fidelity Series International Small Cap Fund	756,366	236,539	223,056	66,091	327	(13,754)	756,422	42,784
Fidelity Series International Value Fund	1,650,261	708,245	522,956	69,487	17,187	146,819	1,999,556	141,913
Fidelity Series Investment Grade Bond Fund	5,037,622	1,830,034	1,198,216	171,935	(26,823)	27,766	5,670,383	563,097
Fidelity Series Investment Grade Securitized Fund	3,258,674	1,121,391	827,719	115,784	(37,556)	31,456	3,546,246	395,786
Fidelity Series Large Cap Growth Index Fund	1,554,928	630,792	555,797	6,697	(14,967)	42,277	1,657,233	71,187
Fidelity Series Large Cap Stock Fund	1,416,219	618,212	438,471	111,113	2,710	(61,310)	1,537,360	68,693
Fidelity Series Large Cap Value Index Fund	2,911,902	1,217,266	935,334	95,545	6,679	(79,319)	3,121,194	193,743
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,401	1,011,350	505,481	49,491	(68,969)	15,256	2,273,557	417,933
Fidelity Series Overseas Fund	1,649,295	732,532	459,372	34,143	7,134	80,910	2,010,499	134,212
Fidelity Series Real Estate Income Fund	49,587	14,037	8,841	2,231	25	611	55,419	5,547
Fidelity Series Select International Small Cap Fund	-	40,838	201	-	(5)	1,549	42,181	3,480
Fidelity Series Short-Term Credit Fund	2,588	85	-	85	-	29	2,702	268
Fidelity Series Small Cap Core Fund	705,151	340,604	217,257	8,078	(8,029)	(121,724)	698,745	66,484
Fidelity Series Small Cap Opportunities Fund	439,894	129,678	176,500	35,104	10,553	(87,246)	316,379	23,968
Fidelity Series Treasury Bill Index Fund	19,553	862,253	129,902	2,531	68	-	751,972	75,575
Fidelity Series Value Discovery Fund	1,019,696	456,395	304,313	53,184	(2,748)	(51,386)	1,117,644	72,906
	50,078,661	21,388,796	15,438,593	1,776,142	(438,567)	181,707	55,772,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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